Acquisition of subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Business Combinations Disclosure [Abstract]
Disclosure of detailed information about business combination	Acquisitions in the year ended June 30, 2024
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
	Referência Agroinsumos (e)	CORAM (f)	Total

Assets
Cash equivalents	8,135	15,352	23,487
Trade receivables	31,464	61,791	93,255
Inventories	43,680	47,481	91,161
Other assets	11,473	12,779	24,252
Property, plant and equipment	1,556	1,804	3,360
Intangible assets	30,494	15,003	45,497

	126,802	154,210	281,012

Liabilities
Trade payables	56,137	79,298	135,435
Borrowings	32,429	29,364	61,793
Advances from customers	40,757	1,263	42,020
Other liabilities	4,168	10,259	14,427

	133,491	120,184	253,675

Total identifiable net assets at fair value	(6,689)	34,026	27,337
Non-controlling interests	2,007	—	2,007
Goodwill arising on acquisition	106,794	15,847	122,641
Consideration transferred	102,112	49,873	151,985

Cash paid	67,112	20,000	87,112
Payable in installments	35,000	29,873	64,873
(b)Acquisitions in the year ended June 30, 2023
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
	Floema (g)	Casa Trevo (h)	Provecampo (i)	Sollo Sul and Dissul (j)	Cromo (k)	Total

Assets
Cash equivalents	24,167	12,306	10,479	16,307	8,735	71,994
Trade receivables	19,892	32,106	7,499	132,467	11,907	203,871
Inventories	52,133	61,734	11,320	84,226	5,311	214,724
Other assets	11,739	4,750	23	46,663	664	63,839
Property, plant and equipment	1,152	867	983	2,372	3,151	8,525
Intangible assets	14,879	1,676	12,117	2,083	2,722	33,477

	123,962	113,439	42,421	284,118	32,490	596,430

Liabilities
Trade payables	88,902	48,070	10,980	80,811	1,200	229,963
Borrowings	—	—	—	25,756	—	25,756
Provision for contingencies	—	10,245	—	—	—	10,245
Other liabilities	1,543	13,659	6,910	87,921	4,056	114,089

	90,445	71,974	17,890	194,488	5,256	380,053

Total identifiable net assets at fair value	33,517	41,465	24,531	89,630	27,233	216,376
Non-controlling interests (1)		(6,220)	—	—	(8,169)	(14,389)
Goodwill arising on acquisition	25,796	9,625	2,010	57,719	5,331	100,481
Consideration transferred	59,313	44,870	26,541	147,349	24,395	302,468

Cash paid	25,294	23,619	17,682	52,832	8,120	127,547
Shares issued (1)	12,296	—	—	—	—	12,296
Payable in installments	21,723	21,251	8,859	94,517	16,275	162,625
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statements of changes in equity.
(c)Acquisitions in the year ended June 30, 2022
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
	Produtiva (l)	Cenagro (m)	Cenagral (n)	Union Agro (o)	Agrozap (p)	Nova Geração (q)	Total

Assets
Cash and cash equivalents	53,699	2,142	1,064	66,256	9,028	1,617	133,806
Trade receivables	27,610	11,792	7,492	117,882	98,201	47,978	310,955
Inventories	46,261	22,670	5,833	42,435	85,683	9,631	212,513
Other assets	8,472	12,225	1,023	4,524	22,204	2,893	51,341
Property, plant and equipment	1,223	1,266	363	26,659	2,642	585	32,738
Intangible assets	26,074	2,602	7,437	8,293	6,015	4,265	54,686
	163,339	52,697	23,212	266,049	223,773	66,969	796,039

Liabilities
Trade payables	77,063	17,008	2,097	24,750	136,086	37,532	294,536
Borrowings	—	3,045	—	25,157	50,701	6,194	85,097
Provision for contingencies	—	—	—	11,362	—		11,362
Other liabilities	8,898	18,410	5,750	9,923	25,029	743	68,753
	85,961	38,463	7,847	71,192	211,816	44,469	459,748

Total identifiable net assets at fair value	77,378	14,234	15,365	194,857	11,957	22,500	336,291
Non-controlling interests (1)	—	(2,847)	(3,073)	(52,611)	(4,215)	—	(62,746)
Goodwill arising on acquisition	9,491	11,468	9,003	—	33,218	8,168	71,348
Gain on bargain purchase	—	—	—	(18,295)	—		(18,295)
Consideration transferred	86,869	22,855	21,295	123,951	40,960	30,668	326,598

Cash paid	36,385	16,724	15,376	103,800	18,813	15,574	206,672
Shares issued (1)	22,500	—	—	—	—	7,807	30,307
Payable in installments	27,984	6,131	5,919	20,151	22,147	7,287	89,619
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statements of changes in net investment.
The Group estimated the fair value of significant assets acquired using the following valuation methods:

Item	2024	2023	2022	Nature	Valuation method
Customer relationship	45,462	33,477	45,922	A loyal relationship between the acquirees and its customers, which translates into recurring purchases of products and services	Multi Period Excess Earnings Method (MPEEM)
Inventories	91,161	214,724	212,513	Inventories	Selling price less all expenses related to the distribution of that good
Brand	—	—	8,764	Private label products (Produtiva, Union and Cenagral)	Relief from Royalty method
Total	136,623	252,883	267,199
The following tables discloses the Group’s revenues and profit or loss for the year assuming all acquisitions completed during the year were completed at the beginning of such year:

	2024	2023	2022

Revenues	9,788,580	9,697,932	8,163,196
Profit (loss) for the year	(802,196)	(187,082)	151,235
Acquisitions in the year ended June 30, 2024:

	Revenues	Profit (loss)	Period from
Referência Agroinsumos	263,788	24,183	July, 2023
CORAM	63,549	(7,463)	November, 2023

Total	327,337	16,720
Acquisitions in the year ended June 30, 2023:

	Revenues	Profit (loss)	Period from
Provecampo	37,291	1,656	August, 2022
Floema	205,451	12,628	August, 2022
Casa Trevo	136,003	20,787	September, 2022
Sollo Sul	182,385	(10,064)	December, 2022
Cromo	210	(719)	May, 2023

Total	561,340	24,288
Acquisitions in the year ended June 30, 2022:

	Revenues	Profit (loss)	Period from
Produtiva	175,335	14,152	September, 2021
Cenagro	156,722	6,372	September, 2021
Cenagral	26,267	(1,013)	September, 2021
Union Agro	156,000	23,428	November, 2021
Agrozap	132,911	1,632	January, 2022
Nova Geração	7,179	(3,828)	January, 2022

Total	654,414	40,743